Fees Summary	Mar. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 38,682,654
Previously Paid Amount	0
Total Fee Amount	5,342.07
Total Offset Amount	0
Net Fee	$ 5,342.07